Condensed Consolidated Balance Sheets [Parenthetical] - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred shares, shares outstanding	0	0	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000	100,000,000
Ordinary shares, Shares, Issued	25,833,210	24,801,132	24,214,670
Ordinary shares, Shares, Outstanding	25,833,210	24,801,132	24,214,670